Note D - Loans and Allowance for Loan Losses - Allowance for Loan Losses Activity by Portfolio Segment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Balance	$ 7,699	$ 6,648	$ 8,334
Provision for loan losses	2,564	2,826	1,090
Loans charged off	(4,081)	(3,203)	(4,251)
Recoveries	1,317	1,428	1,475
Balance	7,499	7,699	6,648
Residential Portfolio Segment [Member]
Balance	939	1,087	1,426
Provision for loan losses	1,016	(63)	103
Loans charged off	(745)	(384)	(828)
Recoveries	260	299	386
Balance	1,470	939	1,087
Commercial Real Estate Portfolio Segment [Member]
Balance	4,315	1,959	4,195
Provision for loan losses	(632)	2,287	(469)
Loans charged off	(1,067)	(63)	(1,971)
Recoveries	362	132	204
Balance	2,978	4,315	1,959
Commercial and Industrial Portfolio Segment [Member]
Balance	907	2,589	1,602
Provision for loan losses	658	(1,112)	777
Loans charged off	(627)	(586)	(24)
Recoveries	86	16	234
Balance	1,024	907	2,589
Consumer Portfolio Segment [Member]
Balance	1,538	1,013	1,111
Provision for loan losses	1,522	1,714	679
Loans charged off	(1,642)	(2,170)	(1,428)
Recoveries	609	981	651
Balance	$ 2,027	$ 1,538	$ 1,013